Cover	Mar. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2021
Entity File Number	001-31446
Entity Registrant Name	CIMAREX ENERGY CO.
Entity Central Index Key	0001168054
Entity Tax Identification Number	45-0466694
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Lincoln Street
Entity Address, Address Line Two	Suite 3700
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
City Area Code	303
Local Phone Number	295-3995
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	XEC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false